Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Long-term debt	$ 1,608,094	$ 872,544		$ 1,343,307
Shareholders' equity	$ 2,220,311	$ 1,788,612	[1]	$ 1,157,727	[1]
Debt-to-equity ratio	0.72	0.49
Debt-to-capitalization ratio	0.42	0.33

[1]	Recasted for change in accounting policy (see note 10)